FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Gross Carrying Amounts by Rating Class (Details) - Gross carrying amounts - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Stage 3
Credit-risk rating
Carrying amount, financial assets	€ (138)
Stage 1
Credit-risk rating
Carrying amount, financial assets	5,710	€ 8,332
Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	37,665	108,838
Cash and cash equivalents | AAA to BBB (Investment grade) | Stage 1
Credit-risk rating
Carrying amount, financial assets	5,710	8,332
Shareholder receivable | BBB- to CCC (Below investment grade) | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	4,807	65,158
Trade receivables and other receivables | insured receivables (90%) | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets		39,312
Trade receivables and other receivables | non-insured receivables (10%) | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets		€ 4,368
Trade receivables and other receivables | Current (not past due) | Stage 3
Credit-risk rating
Carrying amount, financial assets	(69)
Trade receivables and other receivables | Current (not past due) | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	27,148
Trade receivables and other receivables | 1-30 days past due | Stage 3
Credit-risk rating
Carrying amount, financial assets	(11)
Trade receivables and other receivables | 1-30 days past due | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	1,423
Trade receivables and other receivables | 31-60 days past due | Stage 3
Credit-risk rating
Carrying amount, financial assets	(6)
Trade receivables and other receivables | 31-60 days past due | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	597
Trade receivables and other receivables | 61-90 days past due | Stage 3
Credit-risk rating
Carrying amount, financial assets	(7)
Trade receivables and other receivables | 61-90 days past due | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	651
Trade receivables and other receivables | More than 90 days past due | Stage 3
Credit-risk rating
Carrying amount, financial assets	(45)
Trade receivables and other receivables | More than 90 days past due | Stage 2/ Stage 3
Credit-risk rating
Carrying amount, financial assets	€ 3,039